HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2023 and December 31, 2022:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Investment properties	$1,673	$300
Property, plant and equipment	2	—
Equity accounted investments	127	276
Accounts receivables and other assets	50	—
Assets held for sale	1,852	576
Accounts payable and other liabilities	57	—
Liabilities associated with assets held for sale	$57	$—

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Balance, beginning of year	$576	$10,510
Reclassification to assets held for sale, net	1,798	1,208
Disposals	(525)	(11,110)
Fair value adjustments	(67)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments	47	—
Other	22	(3)
Assets held for sale	$1,852	$576

At December 31, 2022, assets held for sale included three malls in the U.S., two hospitality assets in the U.S., and one office asset in the U.S.

In the first quarter of 2023, the partnership sold two hospitality assets in the U.S. and one mall in the U.S for net proceeds of approximately $228 million.

In the second quarter of 2023, the partnership sold one hospitality asset in the U.S., one mall in the U.S., one office asset in Australia and one office asset in Germany for net proceeds of approximately $55 million.
In the third quarter of 2023, the partnership sold six office assets in Belgium, one office asset in the U.S. and one hospitality asset in the U.S for net proceeds of approximately $26 million.

In the fourth quarter of 2023, the partnership sold three malls in the U.S., one hospitality asset in the U.S and one office asset in Ireland for net proceeds of approximately $58 million.

At December 31, 2023, assets held for sale included five office assets in the U.S., four malls in the U.S., two hotels in the U.S. and one logistics asset in the U.S as the partnership intends to sell controlling interests in these assets to third parties in the next 12 months.